S000109892 [Member] Investment Strategy - SA Franklin Mid Cap Core Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies economically tied to the U.S. and in derivatives that have economic characteristics similar to such securities. For purposes of the Portfolio’s 80% investment policy, a company is considered to be a mid-capitalization company if it has a market capitalization that is within the range from the market capitalization of the smallest company included in the Russell Midcap® Index (the “Index”) to the market capitalization of the largest company in the Index during the most recent 12-month period. As of May 31, 2026, the market capitalization range of the companies in the Index was between approximately $874.27 million and $250.12 billion. Equity securities in which the Portfolio invests include common stocks and preferred stocks.
In lieu of, or in addition to, direct investments in equity securities, the Portfolio may invest in derivatives and other equity-equivalent, equity-linked or synthetic instruments whose values are based on, or are otherwise tied to, common stocks, equity securities, baskets of equity securities, or equity indexes. These instruments may include convertible securities, rights, warrants, equity-linked notes, participatory notes, options on individual stocks, stock indexes or exchange-traded funds, futures contracts on individual stocks or stock indexes, forward contracts on equity securities, baskets or indexes, total return swaps, equity index swaps, contracts for difference, and other swaps or similar instruments. The Portfolio may use these instruments as a substitute for direct investments in equity securities or to obtain, adjust, or manage exposure to particular issuers, markets, sectors, industries, countries, regions, capitalization ranges, styles, or equity indexes.
The Portfolio may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Portfolio expects to invest a significant portion of its assets in securities of companies in the financials, industrials and information technology sectors.
The Portfolio has three sleeves, each with a different US mid cap investment strategy. Each sleeve uses one or more of the following investment strategies:
Systematic: This strategy uses a systematic process that applies a factor-scoring methodology to stocks based on factors such as quality, value, and sentiment that have historically been rewarded by the market over the long term, along with alternative factors, which use non-traditional data sources such as annual reports and filings, and metrics such as short-interest level relative to float. This strategy also employs tracking error targets relative to the Index and constraints on beta (i.e., its sensitivity to movements in the broader market), sector, industry, and style exposures. Final security selection is determined through an optimization process designed to construct a custom portfolio while providing similar exposures and risk and return characteristics of the Index.
Value Strategy: This strategy seeks to invest in undervalued mid-cap stocks through a combination of quantitative screening and fundamental and qualitative analysis. SunAmerica may shift the strategy’s investments among different market segments based on which segments it believes offer the most attractive balance of risk and potential return.
Growth Strategy: This strategy invests in a relatively small number of medium-sized companies that SunAmerica believes are high quality and have strong prospects for sustained, long‑term growth. The strategy applies fundamental research and valuation discipline in selecting investments. It seeks companies determined to have growth that will be sustainable over many years and can compound earnings at attractive rates over 5-10 years or longer.
SunAmerica has engaged Franklin Advisers, Inc. (the “Subadviser”) to make the day to day investment decisions for the Portfolio pursuant to investment guidelines provided by SunAmerica. In accordance with those guidelines, the Subadviser allocates assets among the sleeves and makes the Portfolio’s investments. For two of the sleeves, the Subadviser purchases and sells securities based on model portfolios provided by its investment advisory affiliates (the “sub-sub-advisers”) that provide recommendations to the Subadviser but do not have the authority to make the investments.
The number of sleeves and sub-sub-advisers, the amount of assets allocated to a particular sleeve, the particular sub-sub-advisers, and each sleeve’s strategy may change at any time.